DERIVATIVE INSTRUMENTS (Schedule of the Fair value of the outstanding non-designated foreign exchange contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments Schedule Of Fair Value Of Outstanding Non Designated Foreign Exchange Contracts
Fair value of foreign exchange non-designated hedge transactions	$ 18	$ 113
Fair value of foreign exchange non-designated hedge transactions	0	(51)
Total derivatives non-designated as hedging instruments	$ 18	$ (62)